Debt Obligations (Credit Facilities Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2015	May. 01, 2014	Feb. 28, 2014
Bridge loan related fees	$ 0	$ 0	$ 62
Long-term Debt	$ 30,661	23,199
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Parent Company [Member]
Long-term Debt	$ 4,680	2,801
Repayments of Related Party Debt	0	0	$ 221
ETP [Member]
Long-term Debt	11,459	11,213
Sunoco Logistics [Member]
Long-term Debt	4,260	2,503
Sunoco LP [Member]
Long-term Debt	683	0
Regency [Member]
Long-term Debt	6,641	3,310
ETE Credit Facility [Member]
Revolving credit facility	600				$ 1,200	$ 800
Letters Of Credit Availablity	150
Line of Credit Facility, Maximum Borrowing Capacity	1,000
ETE Senior Secured Revolving Credit Facilities [Member] | Parent Company [Member]
Amount Outstanding	940	171
Regency Credit Facility [Member]
Revolving credit facility	2,000
Credit Facility, Incremental Borrowing Capacity	500
Amount Outstanding	1,504
Amount available for future borrowings	473
Letters of credit outstanding, amount	$ 23
Weighted average interest rate on amount outstanding	2.17%
Line Of Credit Facility Fronting Fee Percentage	0.20%
Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member]
Revolving credit facility	$ 35
Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] | Sunoco Logistics [Member]
Revolving credit facility	1,500
Line of Credit Facility, Maximum Borrowing Capacity	2,250
Sunoco LP $1.25 billion Revolving Credit Facility, due September 25, 2019 [Member] | Sunoco LP [Member]
Revolving credit facility	1,250
Line of Credit Facility, Maximum Borrowing Capacity	$ 250
Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] | Sunoco Logistics [Member]
Debt Instrument, Maturity Date	Nov. 01, 2018
Amount Outstanding	$ 150	200
ETP Revolving Credit Facility, due October 27, 2016 [Member] | ETP [Member]
Debt Instrument, Maturity Date	Oct. 27, 2019
Amount Outstanding	$ 570	65
Revolving Credit Facility [Member] | Regency [Member]
Debt Instrument, Maturity Date	May 01, 2018
Amount Outstanding	$ 1,504	510
Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member] | Sunoco Logistics [Member]
Debt Instrument, Maturity Date	Aug. 22, 2016
Sunoco LP $1.25 billion Revolving Credit Facility, due September 25, 2019 [Member] | Sunoco Logistics [Member]
Amount Outstanding	$ 683	$ 0
Sunoco LP $1.25 billion Revolving Credit Facility, due September 25, 2019 [Member] | Sunoco LP [Member]
Amount Outstanding	$ 683
Federal Funds Effective Rate [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	0.50%
LIBOR [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	1.00%
ETE Credit Facility [Member]
Revolving credit facility				$ 1,500
Maximum [Member] | Regency Credit Facility [Member]
Line of credit facility, unused capacity, commitment fee percentage	0.45%
Line Of Credit Participation Fee	2.50%
Maximum [Member] | Letter of Credit [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate	2.50%
Maximum [Member] | Base Rate Loans [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate	1.50%
Maximum [Member] | Base Rate Loans [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	1.50%
Maximum [Member] | Eurodollar Loans [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	2.50%
Minimum [Member] | Regency Credit Facility [Member]
Line of credit facility, unused capacity, commitment fee percentage	0.30%
Line Of Credit Participation Fee	1.625%
Minimum [Member] | Letter of Credit [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate	1.75%
Minimum [Member] | Base Rate Loans [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate	0.75%
Minimum [Member] | Base Rate Loans [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	0.625%
Minimum [Member] | Eurodollar Loans [Member] | Regency Credit Facility [Member]
Debt instrument, basis spread on variable rate	1.625%
ETP Revolving Credit Facility, due October 27, 2016 [Member]
Revolving credit facility	$ 2,500
Line of Credit Facility, Maximum Borrowing Capacity	3,750
ETP Revolving Credit Facility, due October 27, 2016 [Member] | ETP [Member]
Amount available for future borrowings	1,810
Line Of Credit Maturity October 27, 2016 [Member]
Letters of credit outstanding, amount	$ 121
Line Of Credit Maturity October 27, 2016 [Member] | ETP Revolving Credit Facility, due October 27, 2016 [Member] | ETP [Member]
Line of Credit Facility, Interest Rate at Period End	1.66205%
PVR Acquisition [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$ 1,200
PVR Acquisition [Member] | 8.25% Senior Notes due April 15, 2018 [Member]
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$ 300